Distribution Date:	12/16/22	Wells Fargo Commercial Mortgage Trust 2019-C49
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C49

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001WAW8	2.959000%	18,904,000.00	5,877,748.89	457,182.08	14,493.55	0.00	0.00	471,675.63	5,420,566.81	30.53%	30.00%
A-2	95001WAX6	3.860000%	20,083,000.00	20,083,000.00	0.00	64,600.32	0.00	0.00	64,600.32	20,083,000.00	30.53%	30.00%
A-SB	95001WAZ1	3.933000%	31,974,000.00	31,974,000.00	0.00	104,794.79	0.00	0.00	104,794.79	31,974,000.00	30.53%	30.00%
A-3	95001WAY4	3.749000%	47,500,000.00	47,500,000.00	0.00	148,397.92	0.00	0.00	148,397.92	47,500,000.00	30.53%	30.00%
A-4	95001WBA5	3.760000%	200,000,000.00	200,000,000.00	0.00	626,666.67	0.00	0.00	626,666.67	200,000,000.00	30.53%	30.00%
A-5	95001WBB3	4.023000%	223,499,000.00	223,499,000.00	0.00	749,280.40	0.00	0.00	749,280.40	223,499,000.00	30.53%	30.00%
A-S	95001WBE7	4.244000%	46,453,000.00	46,453,000.00	0.00	164,288.78	0.00	0.00	164,288.78	46,453,000.00	24.43%	24.00%
B	95001WBF4	4.546000%	40,647,000.00	40,647,000.00	0.00	153,984.39	0.00	0.00	153,984.39	40,647,000.00	19.08%	18.75%
C	95001WBG2	4.866000%	38,712,000.00	38,712,000.00	0.00	156,977.16	0.00	0.00	156,977.16	38,712,000.00	13.99%	13.75%
D	95001WAC2	3.000000%	26,014,000.00	26,014,000.00	0.00	65,035.00	0.00	0.00	65,035.00	26,014,000.00	10.57%	10.39%
E-RR	95001WAF5	5.134688%	18,504,000.00	18,504,000.00	0.00	79,176.89	0.00	0.00	79,176.89	18,504,000.00	8.14%	8.00%
F-RR	95001WAH1	5.134688%	10,646,000.00	10,646,000.00	0.00	45,553.24	0.00	0.00	45,553.24	10,646,000.00	6.74%	6.63%
G-RR	95001WAK4	5.134688%	9,677,000.00	9,677,000.00	0.00	41,406.98	0.00	0.00	41,406.98	9,677,000.00	5.47%	5.38%
H-RR	95001WAM0	5.134688%	8,711,000.00	8,711,000.00	0.00	37,273.56	0.00	0.00	37,273.56	8,711,000.00	4.33%	4.25%
J-RR	95001WAP3	5.134688%	8,710,000.00	8,710,000.00	0.00	37,269.28	0.00	0.00	37,269.28	8,710,000.00	3.18%	3.13%
K-RR*	95001WAR9	5.134688%	24,194,767.00	24,194,767.00	0.00	62,380.40	0.00	0.00	62,380.40	24,194,767.00	0.00%	0.00%
V	95001WAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001WAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,228,767.00	761,202,515.89	457,182.08	2,551,579.33	0.00	0.00	3,008,761.41	760,745,333.81

X-A	95001WBC1	1.259193%	541,960,000.00	528,933,748.89	0.00	555,024.65	0.00	0.00	555,024.65	528,476,566.81
X-B	95001WBD9	0.601731%	125,812,000.00	125,812,000.00	0.00	63,087.52	0.00	0.00	63,087.52	125,812,000.00
X-D	95001WAA6	2.134688%	26,014,000.00	26,014,000.00	0.00	46,276.48	0.00	0.00	46,276.48	26,014,000.00
Notional SubTotal			693,786,000.00	680,759,748.89	0.00	664,388.65	0.00	0.00	664,388.65	680,302,566.81

Deal Distribution Total					457,182.08	3,215,967.98	0.00	0.00	3,673,150.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001WAW8	310.92620028	24.18440965	0.76669223	0.00000000	0.00000000	0.00000000	0.00000000	24.95110188	286.74179063
A-2	95001WAX6	1,000.00000000	0.00000000	3.21666683	0.00000000	0.00000000	0.00000000	0.00000000	3.21666683	1,000.00000000
A-SB	95001WAZ1	1,000.00000000	0.00000000	3.27750016	0.00000000	0.00000000	0.00000000	0.00000000	3.27750016	1,000.00000000
A-3	95001WAY4	1,000.00000000	0.00000000	3.12416674	0.00000000	0.00000000	0.00000000	0.00000000	3.12416674	1,000.00000000
A-4	95001WBA5	1,000.00000000	0.00000000	3.13333335	0.00000000	0.00000000	0.00000000	0.00000000	3.13333335	1,000.00000000
A-5	95001WBB3	1,000.00000000	0.00000000	3.35250001	0.00000000	0.00000000	0.00000000	0.00000000	3.35250001	1,000.00000000
A-S	95001WBE7	1,000.00000000	0.00000000	3.53666674	0.00000000	0.00000000	0.00000000	0.00000000	3.53666674	1,000.00000000
B	95001WBF4	1,000.00000000	0.00000000	3.78833346	0.00000000	0.00000000	0.00000000	0.00000000	3.78833346	1,000.00000000
C	95001WBG2	1,000.00000000	0.00000000	4.05500000	0.00000000	0.00000000	0.00000000	0.00000000	4.05500000	1,000.00000000
D	95001WAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001WAF5	1,000.00000000	0.00000000	4.27890672	0.00000000	0.00000000	0.00000000	0.00000000	4.27890672	1,000.00000000
F-RR	95001WAH1	1,000.00000000	0.00000000	4.27890663	0.00000000	0.00000000	0.00000000	0.00000000	4.27890663	1,000.00000000
G-RR	95001WAK4	1,000.00000000	0.00000000	4.27890669	0.00000000	0.00000000	0.00000000	0.00000000	4.27890669	1,000.00000000
H-RR	95001WAM0	1,000.00000000	0.00000000	4.27890713	0.00000000	0.00000000	0.00000000	0.00000000	4.27890713	1,000.00000000
J-RR	95001WAP3	1,000.00000000	0.00000000	4.27890700	0.00000000	0.00000000	0.00000000	0.00000000	4.27890700	1,000.00000000
K-RR	95001WAR9	1,000.00000000	0.00000000	2.57826000	1.70064709	39.12396677	0.00000000	0.00000000	2.57826000	1,000.00000000
V	95001WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001WBC1	975.96455253	0.00000000	1.02410630	0.00000000	0.00000000	0.00000000	0.00000000	1.02410630	975.12098090
X-B	95001WBD9	1,000.00000000	0.00000000	0.50144279	0.00000000	0.00000000	0.00000000	0.00000000	0.50144279	1,000.00000000
X-D	95001WAA6	1,000.00000000	0.00000000	1.77890674	0.00000000	0.00000000	0.00000000	0.00000000	1.77890674	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/22 - 11/30/22	30	0.00	14,493.55	0.00	14,493.55	0.00	0.00	0.00	14,493.55	0.00
A-2	11/01/22 - 11/30/22	30	0.00	64,600.32	0.00	64,600.32	0.00	0.00	0.00	64,600.32	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	104,794.79	0.00	104,794.79	0.00	0.00	0.00	104,794.79	0.00
A-3	11/01/22 - 11/30/22	30	0.00	148,397.92	0.00	148,397.92	0.00	0.00	0.00	148,397.92	0.00
A-4	11/01/22 - 11/30/22	30	0.00	626,666.67	0.00	626,666.67	0.00	0.00	0.00	626,666.67	0.00
A-5	11/01/22 - 11/30/22	30	0.00	749,280.40	0.00	749,280.40	0.00	0.00	0.00	749,280.40	0.00
X-A	11/01/22 - 11/30/22	30	0.00	555,024.65	0.00	555,024.65	0.00	0.00	0.00	555,024.65	0.00
X-B	11/01/22 - 11/30/22	30	0.00	63,087.52	0.00	63,087.52	0.00	0.00	0.00	63,087.52	0.00
X-D	11/01/22 - 11/30/22	30	0.00	46,276.48	0.00	46,276.48	0.00	0.00	0.00	46,276.48	0.00
A-S	11/01/22 - 11/30/22	30	0.00	164,288.78	0.00	164,288.78	0.00	0.00	0.00	164,288.78	0.00
B	11/01/22 - 11/30/22	30	0.00	153,984.39	0.00	153,984.39	0.00	0.00	0.00	153,984.39	0.00
C	11/01/22 - 11/30/22	30	0.00	156,977.16	0.00	156,977.16	0.00	0.00	0.00	156,977.16	0.00
D	11/01/22 - 11/30/22	30	0.00	65,035.00	0.00	65,035.00	0.00	0.00	0.00	65,035.00	0.00
E-RR	11/01/22 - 11/30/22	30	0.00	79,176.89	0.00	79,176.89	0.00	0.00	0.00	79,176.89	0.00
F-RR	11/01/22 - 11/30/22	30	0.00	45,553.24	0.00	45,553.24	0.00	0.00	0.00	45,553.24	0.00
G-RR	11/01/22 - 11/30/22	30	0.00	41,406.98	0.00	41,406.98	0.00	0.00	0.00	41,406.98	0.00
H-RR	11/01/22 - 11/30/22	30	0.00	37,273.56	0.00	37,273.56	0.00	0.00	0.00	37,273.56	0.00
J-RR	11/01/22 - 11/30/22	30	0.00	37,269.28	0.00	37,269.28	0.00	0.00	0.00	37,269.28	0.00
K-RR	11/01/22 - 11/30/22	30	901,590.68	103,527.16	0.00	103,527.16	41,146.76	0.00	0.00	62,380.40	946,595.26
Totals			901,590.68	3,257,114.74	0.00	3,257,114.74	41,146.76	0.00	0.00	3,215,967.98	946,595.26

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	Additional Information
Total Available Distribution Amount (1)	3,673,150.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,270,426.90	Master Servicing Fee	5,866.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,482.45
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.17
ARD Interest	0.00	Operating Advisor Fee	1,165.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	190.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,270,426.90	Total Fees	13,312.18

Principal		Expenses/Reimbursements
Scheduled Principal	457,182.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	30,646.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	457,182.08	Total Expenses/Reimbursements	41,146.76

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,215,967.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	457,182.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,673,150.06
Total Funds Collected	3,727,608.98	Total Funds Distributed	3,727,609.00

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	761,202,516.81	761,202,516.81	Beginning Certificate Balance	761,202,515.89
(-) Scheduled Principal Collections	457,182.08	457,182.08	(-) Principal Distributions	457,182.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	760,745,334.73	760,745,334.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	761,309,794.38	761,309,794.38	Ending Certificate Balance	760,745,333.81
Ending Actual Collateral Balance	760,862,764.82	760,862,764.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP	Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP
1,000,000 or less	2	1,925,000.00	0.25%	74	5.9797	1.516196	1.30 or less	8	81,567,287.74	10.72%	73	5.2426	0.943470
1,000,001 to 2,000,000	4	5,821,763.98	0.77%	72	5.3331	1.656506	1.31 to 1.40	4	33,642,731.10	4.42%	73	5.4227	1.361898
2,000,001 to 3,000,000	2	4,981,826.66	0.65%	72	5.4322	2.158664	1.41 to 1.50	5	125,361,672.32	16.48%	60	5.2420	1.489375
3,000,001 to 4,000,000	3	10,240,665.47	1.35%	55	5.0992	1.877384	1.51 to 1.75	21	218,854,161.84	28.77%	73	5.1492	1.610706
4,000,001 to 5,000,000	3	13,792,738.17	1.81%	74	5.2168	1.771618	1.76 to 2.00	9	122,206,373.86	16.06%	73	5.0536	1.870418
5,000,001 to 6,000,000	8	44,753,987.13	5.88%	73	5.2880	1.801707	2.01 to 2.25	3	15,906,438.30	2.09%	74	5.2961	2.102987
6,000,001 to 7,000,000	3	19,837,632.65	2.61%	73	5.4398	1.496858	2.26 to 2.50	4	35,626,806.41	4.68%	72	5.0187	2.428483
7,000,001 to 8,000,000	4	30,896,925.36	4.06%	74	5.4001	1.766243	2.51 to 3.00	4	26,167,318.78	3.44%	65	5.1803	2.627101
8,000,001 to 9,000,000	5	41,645,276.42	5.47%	74	5.2093	1.877308	3.01 or greater	4	61,548,238.44	8.09%	74	4.9835	3.367866
9,000,001 to 10,000,000	6	57,563,619.74	7.57%	73	5.1545	2.271666	Totals	66	760,745,334.73	100.00%	69	5.1556	1.782673
10,000,001 to 15,000,000	9	112,144,017.02	14.74%	73	5.2474	1.742277
15,000,001 to 20,000,000	5	84,041,372.23	11.05%	73	5.1525	1.717834
20,000,001 to 30,000,000	2	50,337,965.52	6.62%	73	4.9521	1.442016
30,000,001 to 50,000,000	5	189,898,238.44	24.96%	64	5.0401	1.862710
50,000,001 or greater	1	53,000,000.00	6.97%	74	5.1000	1.503400
Totals	66	760,745,334.73	100.00%	69	5.1556	1.782673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP	Washington	1	3,847,825.42	0.51%	74	5.4300	1.330500
Alabama	1	10,000,000.00	1.31%	74	4.5800	3.795400	West Virginia	1	40,350,000.00	5.30%	74	4.8800	1.543300
Arizona	1	13,084,798.61	1.72%	74	5.9500	1.968200	Wisconsin	1	9,160,029.05	1.20%	72	5.7500	1.455500
Arkansas	1	5,960,117.40	0.78%	73	5.2100	1.998600	Totals	71	760,745,334.73	100.00%	69	5.1556	1.782673
California	10	104,958,850.46	13.80%	73	5.0731	1.838805
									Property Type³
Colorado	2	56,000,000.00	7.36%	43	5.0990	1.867776
Delaware	1	10,000,000.00	1.31%	71	4.7350	3.207900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	4	69,379,367.69	9.12%	74	5.3091	2.810496		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	6	27,823,075.90	3.66%	74	5.0877	1.855454	Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP
Illinois	2	9,236,250.00	1.21%	74	5.0386	2.233483	Industrial	2	21,900,000.00	2.88%	74	5.3626	1.595108
Indiana	1	4,482,371.24	0.59%	73	5.4000	1.602300	Lodging	9	162,524,172.77	21.36%	63	5.3568	2.201195
Iowa	1	994,000.00	0.13%	74	5.9700	1.522000	Mixed Use	3	21,286,249.24	2.80%	73	5.3365	1.717756
Massachusetts	1	15,076,806.41	1.98%	72	5.2600	2.426500	Mobile Home Park	9	25,929,127.73	3.41%	73	5.3389	1.706369
Michigan	4	17,297,512.73	2.27%	73	5.3451	1.537982	Multi-Family	9	93,798,171.97	12.33%	73	5.2802	1.636279
Missouri	2	46,891,982.63	6.16%	73	4.9305	1.429856	Office	10	113,193,332.82	14.88%	73	4.9584	2.010196
New Jersey	1	9,365,907.39	1.23%	72	4.7500	1.864000	Retail	17	227,633,057.25	29.92%	73	5.0545	1.406684
New York	6	62,071,975.13	8.16%	73	5.1716	1.404980	Self Storage	8	54,616,917.42	7.18%	69	4.9407	2.536481
North Carolina	3	21,525,982.71	2.83%	74	5.2925	1.848164	Totals	71	760,745,334.73	100.00%	69	5.1556	1.782673
Ohio	3	15,118,507.61	1.99%	73	5.3329	1.166795
Oklahoma	4	16,148,475.03	2.12%	74	5.2045	1.724678
Oregon	1	2,145,000.00	0.28%	73	5.2500	1.520100
South Carolina	1	6,663,959.97	0.88%	72	5.4800	1.453200
Texas	5	63,631,963.79	8.36%	70	5.2699	1.584402
Utah	1	11,503,705.23	1.51%	73	5.1500	1.204500
Virginia	2	68,162,564.80	8.96%	74	5.1423	1.518415

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP	Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP
	4.7500% or less	5	64,328,872.91	8.46%	73	4.7212	2.463771	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	12	160,008,232.87	21.03%	72	4.9052	1.888979	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2500%	16	289,098,299.07	38.00%	68	5.1621	1.688586	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2501% to 5.5000%	17	136,569,248.22	17.95%	73	5.3366	1.601015	37 months to 48 months	60	709,378,260.01	93.25%	71	5.1613	1.765038
	5.5001% to 5.7500%	7	39,025,022.29	5.13%	72	5.6159	1.671824	49 months or greater	2	11,502,768.78	1.51%	71	4.8467	2.998608
	5.7501% or greater	5	31,851,353.43	4.19%	74	5.9065	1.688108	Totals	66	760,745,334.73	100.00%	69	5.1556	1.782673
	Totals	66	760,745,334.73	100.00%	69	5.1556	1.782673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP	Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP
	60 months or less	2	50,700,000.00	6.66%	36	5.1280	1.580113	Interest Only	26	396,970,781.10	52.18%	69	5.0819	1.718138
61 months to 84 months		60	670,181,028.79	88.10%	73	5.1584	1.800201	300 months or less	5	35,370,702.33	4.65%	73	5.5868	1.406938
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	31	288,539,545.36	37.93%	73	5.2058	1.922639
	Totals	66	760,745,334.73	100.00%	69	5.1556	1.782673	Totals	66	760,745,334.73	100.00%	69	5.1556	1.782673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	39,864,305.94	5.24%	48	5.1438	NAP				None
Underwriter's Information		2	22,189,531.10	2.92%	74	5.2100	1.940000
	12 months or less	60	698,691,497.69	91.84%	71	5.1545	1.779790
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	760,745,334.73	100.00%	69	5.1556	1.782673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28002172	LO	Fort Walton Beach	FL	Actual/360	5.210%	143,695.91	48,709.16	0.00	N/A	02/06/29	--	33,096,947.60	33,048,238.44	12/06/22
1A	28202172				Actual/360	5.210%	61,583.96	20,875.36	0.00	N/A	02/06/29	--	14,184,405.91	14,163,530.55	12/06/22
1B	28302172				Actual/360	5.210%	34,897.58	11,829.37	0.00	N/A	02/06/29	--	8,037,829.92	8,026,000.55	12/06/22
2	310948215	RT	Bristow	VA	Actual/360	5.100%	225,250.00	0.00	0.00	N/A	02/01/29	--	53,000,000.00	53,000,000.00	12/01/22
3	310947985	LO	Denver	CO	Actual/360	5.140%	203,458.33	0.00	0.00	N/A	01/11/26	--	47,500,000.00	47,500,000.00	12/11/22
4	300571914	RT	Charleston	WV	Actual/360	4.880%	164,090.00	0.00	0.00	N/A	02/06/29	--	40,350,000.00	40,350,000.00	12/06/22
5	883100949	OF	Town & Country	MO	Actual/360	4.822%	140,641.67	0.00	0.00	N/A	01/06/29	--	35,000,000.00	35,000,000.00	12/06/22
6	310948227	MF	Grapevine	TX	Actual/360	5.150%	145,916.67	0.00	0.00	N/A	01/11/29	--	34,000,000.00	34,000,000.00	12/11/22
7	883100953	RT	Brooklyn	NY	Actual/360	5.130%	114,463.12	0.00	0.00	N/A	01/06/29	--	26,775,000.00	26,775,000.00	12/06/22
8	300571904	RT	Roseville	CA	Actual/360	4.750%	93,393.63	31,214.88	0.00	N/A	01/06/29	--	23,594,180.40	23,562,965.52	12/06/22
9	310947479	OF	Various	GA	Actual/360	5.000%	81,250.00	0.00	0.00	N/A	02/11/29	--	19,500,000.00	19,500,000.00	12/11/22
10	883100957	MF	Pasadena	CA	Actual/360	5.320%	78,470.00	0.00	0.00	N/A	01/01/29	--	17,700,000.00	17,700,000.00	12/01/22
11	310948329	OF	Westminster	CA	Actual/360	4.930%	68,312.34	25,749.60	0.00	N/A	01/11/29	--	16,627,750.62	16,602,001.02	12/11/22
12	600947421	LO	Leominster	MA	Actual/360	5.260%	66,184.27	22,267.45	0.00	N/A	12/11/28	--	15,099,073.86	15,076,806.41	11/11/22
13	28302192	OF	Norfolk	VA	Actual/360	5.290%	66,921.97	18,222.00	0.00	N/A	01/06/29	--	15,180,786.80	15,162,564.80	12/06/22
14	28002193	IN	Mooresville	NC	Actual/360	5.239%	62,868.00	0.00	0.00	N/A	02/06/29	--	14,400,000.00	14,400,000.00	12/06/22
15	310948106	SS	San Diego	CA	Actual/360	5.000%	59,166.67	0.00	0.00	N/A	12/11/28	--	14,200,000.00	14,200,000.00	12/11/22
16	28002199	MF	Auburn Hills	MI	Actual/360	5.350%	62,241.90	16,494.43	0.00	N/A	11/06/28	--	13,960,800.37	13,944,305.94	12/06/22
17	28002201	LO	Yuma	AZ	Actual/360	5.950%	64,963.25	17,033.46	0.00	N/A	02/06/29	--	13,101,832.07	13,084,798.61	12/06/22
18	410948201	SS	Houston	TX	Actual/360	5.000%	53,625.00	0.00	0.00	N/A	01/11/24	--	12,870,000.00	12,870,000.00	12/11/22
19	300571906	RT	Florissant	MO	Actual/360	5.250%	52,099.06	16,374.20	0.00	N/A	01/06/29	--	11,908,356.83	11,891,982.63	06/06/22
20	310948609	RT	Murray	UT	Actual/360	5.150%	49,430.93	14,181.13	0.00	N/A	01/11/29	--	11,517,886.36	11,503,705.23	12/11/22
21	310948066	SS	Various	Various	Actual/360	4.750%	45,125.00	0.00	0.00	N/A	12/11/28	--	11,400,000.00	11,400,000.00	12/11/22
22	28002188	MF	New York	NY	Actual/360	5.355%	48,641.25	0.00	0.00	N/A	02/06/29	--	10,900,000.00	10,900,000.00	12/06/22
23	300571898	RT	Plano	TX	Actual/360	5.300%	46,816.67	0.00	0.00	N/A	12/06/28	--	10,600,000.00	10,600,000.00	12/06/22
24	883100956	OF	Wilmington	DE	Actual/360	4.735%	39,458.33	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	12/06/22
25	321470025	MU	Santa Monica	CA	Actual/360	5.290%	44,083.33	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	12/06/22
26	883100958	SS	Enterprise	AL	Actual/360	4.580%	38,166.67	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	310946347	IN	La Puente	CA	Actual/360	4.780%	39,833.33	0.00	0.00	N/A	02/11/29	--	10,000,000.00	10,000,000.00	12/11/22
28	300571903	RT	Rockaway	NJ	Actual/360	4.750%	37,132.88	15,031.85	0.00	N/A	12/06/28	--	9,380,939.24	9,365,907.39	12/06/22
29	321470029	LO	Oconomowoc	WI	Actual/360	5.750%	43,980.25	18,458.56	0.00	N/A	12/11/28	--	9,178,487.61	9,160,029.05	12/11/22
30	321470030	RT	Holland	OH	Actual/360	5.450%	40,667.77	18,609.43	0.00	N/A	01/06/29	--	8,954,371.84	8,935,762.41	12/06/22
31	300571915	LO	Orlando	FL	Actual/360	5.920%	44,644.24	11,825.36	0.00	N/A	02/06/29	--	9,049,508.66	9,037,683.30	12/06/22
32	410948150	OF	Colorado Springs	CO	Actual/360	4.870%	34,495.83	0.00	0.00	N/A	02/11/29	--	8,500,000.00	8,500,000.00	12/11/22
33	600948087	RT	San Antonio	TX	Actual/360	5.350%	35,843.72	11,621.44	0.00	N/A	01/11/29	--	8,039,713.71	8,028,092.27	12/11/22
34	28002194	LO	Laredo	TX	Actual/360	5.800%	37,793.30	15,432.17	0.00	N/A	02/06/29	--	7,819,303.69	7,803,871.52	12/06/22
35	321470035	MH	Various	OK	Actual/360	5.160%	35,111.25	9,986.76	0.00	N/A	02/11/29	--	8,165,407.95	8,155,421.19	12/11/22
36	300571910	MF	Tulsa	OK	Actual/360	5.250%	35,014.53	10,266.17	0.00	N/A	02/06/29	--	8,003,320.01	7,993,053.84	12/06/22
37	300571912	RT	Elgin	IL	Actual/360	4.950%	31,350.00	0.00	0.00	N/A	02/06/29	--	7,600,000.00	7,600,000.00	12/06/22
38	310946929	IN	Rancho Dominguez	CA	Actual/360	5.600%	35,000.00	0.00	0.00	N/A	01/11/29	--	7,500,000.00	7,500,000.00	12/11/22
39	321470039	OF	Bloomfield Hills	MI	Actual/360	5.300%	30,422.22	9,282.06	0.00	N/A	02/11/29	--	6,888,049.06	6,878,767.00	12/11/22
40	300571902	SS	Greenville	SC	Actual/360	5.480%	30,467.58	7,773.52	0.00	N/A	12/06/28	--	6,671,733.49	6,663,959.97	12/06/22
41	28002179	MF	Detroit	MI	Actual/360	5.550%	29,147.47	7,249.32	0.00	N/A	12/06/28	--	6,302,155.00	6,294,905.68	12/06/22
42	300571916	LO	Pisgah Forest	NC	Actual/360	5.350%	25,122.74	11,792.14	0.00	N/A	02/06/29	--	5,635,006.07	5,623,213.93	12/06/22
43	410948274	SS	Little Rock	AR	Actual/360	5.210%	25,908.40	7,267.73	0.00	N/A	01/11/29	--	5,967,385.13	5,960,117.40	12/11/22
44	300571905	MF	Modesto	CA	Actual/360	5.550%	27,459.96	6,795.84	0.00	N/A	01/06/29	--	5,937,287.96	5,930,492.12	12/06/22
45	28002129	MU	Brooklyn	NY	Actual/360	5.593%	27,032.83	0.00	0.00	N/A	12/06/28	--	5,800,000.00	5,800,000.00	12/06/22
46	300571907	RT	New York	NY	Actual/360	4.990%	24,118.33	0.00	0.00	N/A	01/06/29	--	5,800,000.00	5,800,000.00	05/06/20
47	28002195	MU	Peachtree City	GA	Actual/360	5.150%	23,574.04	6,730.42	0.00	N/A	02/06/29	--	5,492,979.66	5,486,249.24	12/06/22
48	883100961	MH	Indiantown	FL	Actual/360	5.300%	22,575.02	7,411.43	0.00	N/A	02/06/29	--	5,111,325.87	5,103,914.44	12/06/22
49	28002185	MF	Pataskala	OH	Actual/360	5.133%	21,601.38	0.00	0.00	N/A	12/06/28	--	5,050,000.00	5,050,000.00	12/06/22
50	321470050	MF	Tonawanda	NY	Actual/360	5.400%	21,611.69	5,622.55	0.00	N/A	02/11/29	--	4,802,597.68	4,796,975.13	12/11/22
51	410947447	RT	Madera	CA	Actual/360	4.840%	18,232.52	7,067.60	0.00	N/A	02/11/29	--	4,520,459.40	4,513,391.80	12/11/22
52	321470052	MH	Muncie	IN	Actual/360	5.400%	20,196.03	5,634.39	0.00	N/A	01/11/29	--	4,488,005.63	4,482,371.24	12/11/22
53	321470053	MH	Olympia	WA	Actual/360	5.430%	17,447.55	7,985.87	0.00	N/A	02/11/29	--	3,855,811.29	3,847,825.42	12/11/22
54	410947116	SS	Brownstown	MI	Actual/360	4.850%	12,924.67	5,016.85	0.00	N/A	01/11/29	--	3,197,856.90	3,192,840.05	12/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	883100959	SS	La Porte	TX	Actual/360	4.950%	13,200.00	0.00	0.00	N/A	02/06/24	--	3,200,000.00	3,200,000.00	12/06/22
56	300571913	MH	Merritt Island	FL	Actual/360	6.000%	15,250.00	0.00	0.00	N/A	11/06/23	--	3,050,000.00	3,050,000.00	12/06/22
57	321470057	MH	Various	GA	Actual/360	5.570%	13,186.08	3,979.58	0.00	N/A	12/11/28	--	2,840,806.24	2,836,826.66	12/11/22
58	410947648	RT	Beaverton	OR	Actual/360	5.250%	9,384.38	0.00	0.00	N/A	01/11/29	--	2,145,000.00	2,145,000.00	12/11/22
59	883100936	RT	Chicago	IL	Actual/360	5.450%	7,431.30	0.00	0.00	N/A	12/06/28	--	1,636,250.00	1,636,250.00	12/06/22
60	600945197	OF	Mountain View	CA	Actual/360	4.985%	6,438.96	0.00	0.00	N/A	12/11/28	--	1,550,000.00	1,550,000.00	12/11/22
61	321470061	MH	Chapel Hill	NC	Actual/360	5.590%	7,008.49	1,736.60	0.00	N/A	10/11/28	--	1,504,505.38	1,502,768.78	12/11/22
62	410948541	MF	Cleveland	OH	Actual/360	5.300%	5,010.26	1,653.40	0.00	N/A	01/11/29	--	1,134,398.60	1,132,745.20	10/11/22
63	28002202	RT	New Hampton	IA	Actual/360	5.970%	4,945.15	0.00	0.00	02/06/29	02/06/34	--	994,000.00	994,000.00	12/06/22
64	28002203	RT	Pinconning	MI	Actual/360	5.990%	4,647.24	0.00	0.00	02/06/29	02/06/34	--	931,000.00	931,000.00	12/06/22
Totals							3,270,426.90	457,182.08	0.00				761,202,516.81	760,745,334.73
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,639,015.68	13,246,039.61	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,210,420.11	3,204,985.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,047,907.64	4,083,532.11	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,436,826.09	2,492,076.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,260,456.94	2,710,545.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,043,547.82	2,859,064.82	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,813,021.83	414,552.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,534,008.51	2,055,061.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,827,300.18	1,437,195.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,116,042.14	974,581.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,209,253.27	1,490,167.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,237,454.75	2,968,234.60	10/01/21	09/30/22	--	0.00	0.00	88,042.78	88,042.78	0.00	0.00
13	5,713,588.44	6,169,602.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,470,556.08	677,189.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,729,627.21	951,783.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,714,875.43	2,167,318.37	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	450,609.00	07/01/21	06/30/22	10/11/22	5,156,789.95	325,373.95	45,767.07	296,449.95	900,568.92	0.00
20	1,004,499.49	713,594.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,260,110.99	1,019,150.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	878,177.22	694,537.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,234,149.99	773,781.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,527,427.58	3,094,744.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	826,562.00	486,391.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,806,197.68	1,349,866.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,214,497.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,583,252.76	1,278,588.05	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	1,069.04	0.00
30	(135,517.91)	407,684.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	588,243.00	1,082,363.67	10/01/21	09/30/22	--	0.00	10,665.96	0.00	0.00	0.00	0.00
32	1,162,650.09	1,319,346.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	790,370.61	325,491.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,153,821.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	825,558.52	654,725.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,044,143.28	1,054,877.16	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	896,470.14	682,645.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	534,997.20	277,425.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	752,498.10	646,336.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	539,937.16	508,207.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	501,559.30	471,271.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,230,114.99	1,057,802.24	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	590,236.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	343.67	0.00
44	896,631.03	255,364.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	484,745.00	0.00	--	--	11/12/21	0.00	13,729.41	0.00	0.00	0.00	0.00
46	0.00	45,288.00	01/01/22	03/31/22	05/11/22	1,951,604.35	169,365.67	15,929.84	588,195.07	0.00	0.00
47	759,775.73	582,932.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	499,492.44	462,392.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	467,992.11	396,385.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	498,084.66	511,816.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	582,088.39	281,227.83	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	372,198.64	376,459.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	388,566.10	307,367.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	370,041.61	269,251.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	393,307.56	340,280.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	385,179.00	414,016.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	173,481.07	136,723.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	147,000.00	110,250.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	200,163.00	202,370.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	194,127.38	128,646.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	95,765.23	34,401.92	01/01/22	06/30/22	--	0.00	0.00	6,647.78	13,317.70	0.00	0.00
63	0.00	69,504.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	65,111.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	83,132,261.47	71,831,397.25				7,108,394.30	519,134.99	156,387.47	986,005.50	901,981.63	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	1	1,132,745.20	0	0.00	2	17,691,982.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155598%	5.126893%	69
11/18/22	0	0.00	0	0.00	2	17,708,356.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155674%	5.126968%	70
10/17/22	0	0.00	0	0.00	2	17,722,928.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155742%	5.127034%	71
09/16/22	0	0.00	0	0.00	2	17,739,167.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155818%	5.127108%	72
08/17/22	0	0.00	0	0.00	2	17,753,600.94	1	9,081,683.47	0	0.00	0	0.00	0	0.00	0	0.00	5.155885%	5.124195%	73
07/15/22	0	0.00	1	11,967,969.01	1	5,800,000.00	1	9,091,805.07	0	0.00	0	0.00	0	0.00	0	0.00	5.155951%	5.124258%	74
06/17/22	0	0.00	1	11,984,012.22	1	5,800,000.00	1	9,103,364.74	0	0.00	0	0.00	0	0.00	0	0.00	5.156026%	5.124329%	76
05/17/22	0	0.00	1	11,998,243.42	1	5,800,000.00	1	9,113,376.37	0	0.00	0	0.00	0	0.00	0	0.00	5.156092%	5.124391%	77
04/18/22	1	12,014,154.75	0	0.00	1	5,800,000.00	1	9,124,830.14	0	0.00	0	0.00	0	0.00	0	0.00	5.156166%	5.124461%	78
03/17/22	0	0.00	0	0.00	1	5,800,000.00	1	9,134,732.90	0	0.00	0	0.00	0	0.00	0	0.00	5.156230%	5.124522%	79
02/17/22	0	0.00	0	0.00	1	5,800,000.00	1	9,149,076.09	0	0.00	0	0.00	0	0.00	0	0.00	5.156320%	5.124608%	80
01/18/22	0	0.00	0	0.00	2	17,861,474.82	1	9,158,855.88	0	0.00	0	0.00	0	0.00	0	0.00	5.156379%	5.124662%	81
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	600947421	11/11/22	0	B	88,042.78	88,042.78	0.00		15,099,073.86
19	300571906	06/06/22	5	6	45,767.07	296,449.95	945,590.87		11,984,012.22	07/09/20	13
46	300571907	05/06/20	30	6	15,929.84	588,195.07	75,360.42		5,800,000.00	08/07/20	98
62	410948541	10/11/22	1	1	6,647.78	13,317.70	0.00		1,135,878.24
Totals					156,387.47	986,005.50	1,020,951.29		34,018,964.32
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		3,050,000	3,050,000	0		0
13 - 24 Months		16,070,000	16,070,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		47,500,000	47,500,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		694,125,335	675,300,607	18,824,728		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	760,745,335	741,920,607	1,132,745	0	17,691,983	0
Nov-22	761,202,517	743,494,160	0	0	17,708,357	0
Oct-22	761,611,034	743,888,105	0	0	17,722,929	0
Sep-22	762,064,422	744,325,254	0	0	17,739,168	0
Aug-22	762,469,036	744,715,435	0	0	17,753,601	0
Jul-22	762,871,818	745,103,849	0	11,967,969	5,800,000	0
Jun-22	763,319,680	745,535,668	0	11,984,012	5,800,000	0
May-22	763,718,610	745,920,367	0	11,998,243	5,800,000	0
Apr-22	764,162,761	737,223,776	12,014,155	0	5,800,000	9,124,830
Mar-22	764,557,874	749,623,141	0	0	5,800,000	9,134,733
Feb-22	765,092,686	750,143,609	0	0	5,800,000	9,149,076
Jan-22	765,451,141	738,430,811	0	0	17,861,475	9,158,856
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	300571906	11,891,982.63	11,984,012.22	8,550,000.00	08/12/22	282,412.00	0.34370	06/30/22	01/06/29	314
45	28002129	5,800,000.00	5,800,000.00	8,600,000.00	10/13/22	460,444.00	1.39990	12/31/21	12/06/28	I/O
46	300571907	5,800,000.00	5,800,000.00	4,900,000.00	03/03/22	39,437.00	0.53750	03/31/22	01/06/29	I/O
Totals		23,491,982.63	23,584,012.22	22,050,000.00		782,293.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	300571906	RT	MO	07/09/20	13

11/17/2022- Loan transferred to MLS Special Servicing on 7-10-2020 due to delinquency. Loan was past due for the 5/6/2020 and subsequent loan payments. The collateral is a single building retail center located about an hour from St. Louis in

Florissant, M O. The property has 15 tenants, of which 2 hold 75% of the space a supermarket and a fitness center. The Fitness Center is Gold's Gym which has filed bankruptcy and has vacated the property. On 1/14/2021 a Receiver was appointed to manage, lease up the G olds Gym space and market the property for sale. As of September of 2022 the Gold's Gym space has been shown to over 6 potential tenants but is currently still available. The property is producing cash flow to pay down the advances and tomake property upg rades.
45	28002129	MU	NY	05/29/20	1

11/08/2022: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral is a two-story 27,414 SF retail property located in Brooklyn, NY. The delinquency is due to the temporary closing and non-payment of rent by the property's t enants. The anchor tenant, a live music venue and nightclub, occupies 73% of the property. The Borrower has asked for debt service relief or discounted prepayment as well as other consideration. PreNegotiation letter has been executed. Outside Counsel has been engaged and Default/Demand Letter has been sent. Borrower has made partial payments. Forbearance agreement being negotiated.

46	300571907	RT	NY	08/07/20	98

11/08/2022 Loan transferred to special servicing on 8/7/2020 due to payment default. Loan remains due for its June 2020 payment. Lender's legal counsel has issued a notice of default. Collateral for the loan is the borrower's master leasehold interest in a 4,876 SF retail unit located at 659 Broadway in New York, NY. This retail site is located within a larger five-story residential co-op building known as Bleecker Court, which includes 223 residential and five commercial units. At loan closing, the prope rty was occupied by single-tenant Blades, a skateboard, surf apparel and footwear brand. Blades shuttered this location in January 2020. Borrower has found replacement tenant for the space. Forbearance agreement being negotiated.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	600947421	15,584,217.79	5.26000%	15,584,217.79 5.26000%		10	11/16/20	10/11/20	12/11/20
17	28002201	13,534,307.40	5.95000%	13,534,307.40 5.95000%		10	05/06/20	05/06/20	06/11/20
31	300571915	9,330,845.04	5.92000%	8,500,000.00 5.92000%		10	08/13/20	08/06/20	09/11/20
42	300571916	5,944,658.44	5.35000%	5,944,658.44 5.35000%		10	04/06/20	04/06/20	06/11/20
Totals		44,394,028.67		43,563,183.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	3,500.00	0.00	0.00	22,539.47	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	8,107.29	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	0.00	30,646.76	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,146.76

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29